ACCRUED AND OTHER LIABILITIES	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
ACCRUED AND OTHER LIABILITIES

NOTE 5 – ACCRUED AND OTHER LIABILITIES

The following table sets forth the components of the Company’s accrued liabilities on September 30, 2021 and December 31, 2020.

	September 30, 2021	December 31, 2020
Sales tax payable	$1,245	$3,804
Accrued interest payable	3,604	2,067
Payroll tax liabilities	125,931	142,648
Total accrued liabilities	$130,780	$148,519

The Company is in arrears on its payroll tax payments as of September 30 2021. Included in the “payroll tax liabilities” as of September 30, 2021 is approximately $41,630 in interest and penalties.